Assets Held for Sale and Discontinued Operations	12 Months Ended
Dec. 31, 2023
Asset Held for Sale and Discontinued Operations [Abstract]
Assets Held for Sale and Discontinued Operations
5. Assets Held for Sale and Discontinued Operations

Discontinued Operations – Fort Hills Disposal Group

Fort Hills sale transaction

On February 2, 2023, we completed the sale of our 21.3% interest in Fort Hills and associated downstream assets to Suncor Energy Inc. (Suncor) and TotalEnergies EP Canada Ltd. (TEPCA). TEPCA had exercised its right of first refusal to purchase its proportionate share of our Fort Hills interest.

We have accounted for this transaction by recognizing:

•Aggregate cash proceeds of approximately $1 billion from Suncor and TEPCA
•A financial liability estimated at $269 million on closing. The current portion of $26 million was recorded as part of trade accounts payable and other liabilities. The non-current portion of $243 million was recorded as part of provisions and other liabilities. This financial liability is related to the remaining term of a downstream pipeline take-or-pay toll commitment.

We recognized a loss of approximately $8 million, which was presented in loss from discontinued operations upon closing of this transaction.

During 2022, we recorded a non-cash, pre-tax asset impairment of $1.2 billion (after-tax $961 million) as a result of the announced sale of our interest in Fort Hills.

Results of discontinued operations of the Fort Hills disposal group:

(CAD$ in millions)	2023	2022
Revenue	$143	$1,597
Cost of sales	(161)	(1,291)
Gross profit (loss)	(18)	306
Asset impairment	—	(1,243)
Other operating income	—	6
Loss from operations	(18)	(931)
Net finance expense	(2)	(25)
Loss on sale	(8)	—
Loss from discontinued operations before taxes	(28)	(956)
Recovery of income taxes	2	184
Loss from discontinued operations	$(26)	$(772)

Assets Held For Sale and Liabilities Associated with Assets Held for Sale – Fort Hills and Quintette Disposal Groups

Quintette sale transaction

On December 19, 2022, we announced an agreement with Conuma Resources Limited to sell all the assets and liabilities of the Quintette steelmaking coal mine in northeastern British Columbia, which closed in 2023 (Note 6(c)). The Quintette disposal group did not meet the definition of discontinued operations, but it did meet the requirements for it to be classified as held for sale. As at December 31, 2022, we reclassified the assets and liabilities of Quintette as held for sale on the balance sheet. Immediately before the initial classification of the Quintette assets and liabilities as held for sale, we assessed the fair value and determined the fair value exceeded the carrying amount and accordingly, no impairment was recorded.
5. Assets Held for Sale and Discontinued Operations (continued)

Assets and liabilities of the Fort Hills disposal group and the Quintette disposal group held for sale as at December 31, 2022:

(CAD$ in millions)	Fort Hills	Quintette	Total
Cash and cash equivalents	$34	$—	$34
Inventories	53	—	53
Prepaid and other current assets	49	—	49
Financial and other assets	42	1	43
Property, plant and equipment	1,124	263	1,387
Total assets held for sale	$1,302	$264	$1,566

Trade accounts payable and other liabilities	$172	$5	$177
Current portion of lease liabilities	9	—	9
Current income taxes payable	46	—	46
Lease liabilities	200	—	200
Deferred income tax liabilities	18	50	68
Provisions and other liabilities	110	35	145
Total liabilities associated with assets held for sale	$555	$90	$645

Non-Current Assets Held for Sale

Mesaba arrangement

On July 20, 2022 we announced an agreement with PolyMet Mining Corp. (PolyMet) to form a 50:50 joint arrangement to advance PolyMet’s NorthMet project and Teck's Mesaba mineral deposit, which closed in 2023 (Note 6(d)). As at December 31, 2022, we have reclassified property, plant and equipment and other assets of $14 million related to Mesaba to non-current assets held for sale based on the conclusion that the mineral deposit would become part of a joint operation. Immediately before the initial classification of the Mesaba assets as held for sale, we assessed the fair value and determined the fair value exceeded the carrying amount and accordingly, no impairment was recorded.

San Nicolás arrangement
On September 16, 2022, we announced an agreement with Agnico Eagle Mines Limited to form a 50:50 joint arrangement to advance the San Nicolás copper-zinc development project located in Zacatecas, Mexico, which closed in 2023 (Note 6(b)). As at December 31, 2022, we have reclassified property, plant and equipment and other assets of $159 million related to San Nicolás to non-current assets held for sale based on the conclusion that San Nicolás would become part of a joint operation. Immediately before the initial classification of the San Nicolás assets as held for sale, we assessed the fair value and determined the fair value exceeded the carrying amount and accordingly, no impairment was recorded.